Buffalo International Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Belgium - 0.9%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	101,463	$ 8,383,838

Canada - 3.7%
Commercial Services & Supplies - 1.4%
GFL Environmental, Inc.	350,000	12,876,500

Ground Transportation - 1.0%
Canadian National Railway Co.	73,998	8,823,521

Software - 1.3%
Constellation Software, Inc.	6,302	11,864,157
Total Canada		33,564,178

China - 0.6%
Banks - 0.6%
China Merchants Bank Co. Ltd. - Class H	900,000	5,167,589

France - 12.1%
Aerospace & Defense - 1.2%
Thales SA	42,064	10,810,473

Chemicals - 1.9%
Air Liquide SA	89,863	17,795,233

Commercial Services & Supplies - 0.8%
Elis SA	220,000	6,814,935

Construction & Engineering - 1.1%
Vinci SA	70,024	10,226,838

Electrical Equipment - 3.1%
Schneider Electric SE	86,500	28,304,931

Life Sciences Tools & Services - 0.8%
Sartorius Stedim Biotech	37,000	7,672,038

Personal Care Products - 1.0%
L'Oreal SA	20,500	8,986,284

Pharmaceuticals - 0.7%
Sanofi SA - ADR	110,062	4,695,245
Sanofi SA	23,000	1,966,577
		6,661,822
Professional Services - 1.5%
Bureau Veritas SA	443,422	13,581,429
Total France		110,853,983

Germany - 11.6%

Capital Markets - 1.2%
DWS Group GmbH & Co. KGaA (a)	142,000	10,667,667

Electrical Equipment - 1.4%
Siemens Energy AG	65,647	12,515,000

Health Care Providers & Services - 1.6%
Fresenius SE & Co. KGaA	322,659	14,741,097

Industrial Conglomerates - 2.6%
Siemens AG	74,700	24,016,511

Insurance - 1.8%
Hannover Rueck SE	15,000	4,154,027
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,434	12,528,461
		16,682,488
Multi-Utilities - 1.0%
E.ON SE	450,000	9,253,720

Pharmaceuticals - 1.0%
Merck KGaA	53,500	8,968,960

Software - 1.0%
SAP SE - ADR	60,000	9,246,600
Total Germany		106,092,043

Hong Kong - 0.6%
Capital Markets - 0.6%
Hong Kong Exchanges & Clearing Ltd.	120,000	5,583,235

Ireland - 6.0%
Chemicals - 1.8%
Linde PLC	31,029	16,102,189

Construction Materials - 1.5%
CRH PLC	128,000	13,696,000

Insurance - 1.4%
Aon PLC - Class A	40,000	13,267,600

Passenger Airlines - 1.3%
Ryanair Holdings PLC	370,903	11,593,916
Total Ireland		54,659,705

Italy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	100,000	2,346,159

Japan - 10.6%
Banks - 1.3%
Resona Holdings, Inc.	900,000	11,734,237

Capital Markets - 0.6%
Japan Exchange Group, Inc.	450,000	5,695,164

Electronic Equipment, Instruments & Components - 1.2%
Keyence Corp.	21,673	10,955,427

Entertainment - 1.0%
Nintendo Co. Ltd.	220,000	9,248,802

Professional Services - 1.8%
BayCurrent, Inc.	448,659	16,745,026

Semiconductors & Semiconductor Equipment - 4.7% (b)
Disco Corp.	34,500	17,948,069
Renesas Electronics Corp.	800,000	24,695,081
		42,643,150
Total Japan		97,021,806

Luxembourg - 0.7%
Life Sciences Tools & Services - 0.7%
Eurofins Scientific SE (c)	88,648	6,937,086

Netherlands - 7.5%
Aerospace & Defense - 0.9%
Airbus SE	38,000	8,454,660

Financial Services - 0.6%
Adyen NV (a)(c)	5,485	5,145,556

Semiconductors & Semiconductor Equipment - 5.6% (b)
ASM International NV	16,000	18,399,639
ASML Holding NV - NY Shares	16,477	32,780,003
		51,179,642
Trading Companies & Distributors - 0.4%
IMCD NV	45,000	4,069,060
Total Netherlands		68,848,918

South Korea - 13.2%
Semiconductors & Semiconductor Equipment - 10.2% (b)
SK hynix, Inc.	53,194	93,865,203

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd.	123,000	27,293,361
Total South Korea		121,158,564

Switzerland - 7.7%
Capital Markets - 0.9%
Julius Baer Group Ltd.	93,937	8,116,152

Construction Materials - 1.9%
Amrize Ltd.	96,000	5,072,508
Holcim AG	136,000	12,262,132
		17,334,640
Electrical Equipment - 1.5%
ABB Ltd. - ADR	64,000	6,956,800
ABB Ltd.	65,000	7,070,657
		14,027,457
Life Sciences Tools & Services - 2.4%
Lonza Group AG	32,904	22,197,188

Pharmaceuticals - 1.0%
Roche Holding AG - ADR	43,000	2,208,050
Roche Holding AG	15,800	6,495,165
		8,703,215
Total Switzerland		70,378,652

Taiwan - 5.6%
Semiconductors & Semiconductor Equipment - 5.6% (b)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	107,000	51,099,990

United Kingdom - 12.7%
Aerospace & Defense - 1.5%
BAE Systems PLC	549,679	13,470,816

Capital Markets - 1.1%
London Stock Exchange Group PLC	90,000	9,730,426

Financial Services - 0.5%
Wise Group PLC - Class A (c)	360,000	4,315,505

Health Care Equipment & Supplies - 1.0%
Smith & Nephew PLC - ADR	154,254	4,444,058
Smith & Nephew PLC	335,913	4,854,693
		9,298,751
Hotels, Restaurants & Leisure - 2.5%
Compass Group PLC	279,183	9,020,220
InterContinental Hotels Group PLC	78,873	13,556,898
		22,577,118
Industrial Conglomerates - 1.0%
Smiths Group PLC	261,901	8,896,730

Machinery - 1.0%
Weir Group PLC	285,000	9,090,662

Oil, Gas & Consumable Fuels - 0.5%
Shell PLC	129,010	4,996,891

Personal Care Products - 0.9%
Unilever PLC - ADR	144,240	8,671,709

Pharmaceuticals - 2.3%
AstraZeneca PLC	80,036	15,176,426
AstraZeneca PLC	34,000	6,347,964
		21,524,390
Professional Services - 0.4%
RELX PLC - ADR	130,000	4,117,100
Total United Kingdom		116,690,098

United States - 0.5%
Trading Companies & Distributors - 0.5%
Sunbelt Rentals Holdings, Inc.	59,000	4,303,966

Uruguay - 2.0%
Broadline Retail - 2.0%
MercadoLibre, Inc. (c)	10,851	18,418,379

TOTAL COMMON STOCKS (Cost $417,174,542)			881,508,189

WARRANTS - 0.0% (d)	Contracts		Value
Canada - 0.0% (d)
Software — 0.0% (d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50 (c)(e)	5,500		0(f)
TOTAL WARRANTS (Cost $0)			0(f)

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (g)	38,250,652		38,250,652
TOTAL MONEY MARKET FUNDS (Cost $38,250,652)			38,250,652

TOTAL INVESTMENTS - 100.4% (Cost $455,425,194)			919,758,841
Liabilities in Excess of Other Assets - (0.4)%		(0.00373)	(3,414,302)
TOTAL NET ASSETS - 100.0%			$ 916,344,539

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $15,813,223 or 1.7% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	Rounds to zero.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Buffalo International Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 234,444,327	$ 647,063,862	$ –	$ 881,508,189
Warrants	–	–	0(a)	0(a)
Money Market Funds	38,250,652	–	–	38,250,652
Total Investments	$ 272,694,979	$ 647,063,862	$ 0(a)	$ 919,758,841

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Rounds to zero.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 0
Ending balance as of June 30, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0